Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2026 CNY (¥) ¥ / shares shares	Mar. 31, 2025 CNY (¥) ¥ / shares shares	Mar. 31, 2024 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue		$ 28,470	¥ 196,385	¥ 250,997	¥ 172,156
Cost of sales		28,185	194,417	243,913	163,286
Gross profit		285	1,968	7,084	8,870
Operating expenses:
Selling expenses		249	1,717	7,028	6,356
General and administrative expenses		3,646	25,153	137,591	40,711
Other income, net		(442)	(3,046)	527,088	(8,057)
Total operating expenses/(income)		3,453	23,824	671,707	39,010
(Loss)/Profit from operations		(3,168)	(21,856)	(664,623)	(30,140)
Interest expenses		867	5,980	3,927	3,617
(Loss)/Profit before income taxes		(4,035)	(27,836)	(668,550)	(33,757)
Income tax benefits				(59)	(171)
Net loss from continuing operations		(4,035)	(27,836)	(668,491)	(33,586)
Discontinued operations
Loss on disposal of discontinued operation					(26,719)
Loss from discontinued operations				(1,596)	(1,903)
Net loss from discontinued operations				(1,596)	(28,622)
Net loss		(4,035)	(27,836)	(670,087)	(62,208)
Less: Net loss attributable to non-controlling interests					(1,324)
Net loss attributable to UTime Limited		(4,035)	(27,800)	(670,087)	(60,884)
Comprehensive loss
Net loss attributable to UTime Limited		(4,035)	(27,800)	(670,087)	(60,884)
Foreign currency translation adjustment		(2,728)	(18,817)	10,584	1,456
Total comprehensive loss		(6,763)	(46,653)	(659,503)	(59,428)
Comprehensive loss attributable to UTime Limited		$ (6,763)	¥ (46,653)	¥ (659,503)	¥ (59,428)
Losses per share attributable to UTime Limited
Continuing operations | (per share)		$ (0.07)	¥ (0.49)	¥ (929.38)	¥ (97.50)
Discontinued operations | (per share)					¥ (86.47)
Weighted average ordinary shares outstanding
Weighted Average Number of Shares Outstanding, Diluted	[1]	56,302	56,302	721	331

[1]	On March 31, 2025, the Company effected a 10-for-1 share consolidation of its ordinary shares; on November 21, 2025, the Company completed a 100-for-1 share consolidation of its Class A ordinary shares; and on February 17, 2026, the Company effected a 5-for-1 share consolidation of its ordinary shares; and on June 22, 2026, the Company effected a 10-for-1 share consolidation of its Class A ordinary shares. All share and per share information presented in the accompanying condensed consolidated financial statements have been retrospectively adjusted to reflect these share consolidation events.